Expenses by category	12 Months Ended
Dec. 31, 2022
Expenses by category [Abstract]
Expenses by category

14.Expenses by category

Research and development

	For the Year Ended
	December 31,
In CHF thousands	2022	2021	2020
Operating expenses	41,166	44,289	43,787
Payroll expenses	17,548	16,465	14,424
Share-based compensation	1,622	1,528	1,276
Total research and development expenses	60,336	62,282	59,487

For the years ended December 31, 2022, 2021 and 2020, the Company incurred CHF 60.3 million, CHF 62.3 million and CHF 59.5 million in research and development expenses, respectively. The decrease in 2022 is mainly driven by decreases in direct R&D expenditures across various programs.

For the years ended December 31, 2022, 2021 and 2020, the Company had 122.4, 108.6 and 115.3 FTEs in our research and development functions.

General and administrative

	For the Year Ended
	December 31,
In CHF thousands	2022	2021	2020
Operating expenses	6,207	7,031	7,471
Payroll expenses	7,874	8,281	8,274
Share-based compensation	1,708	2,598	2,812
Total general and administrative expenses	15,789	17,910	18,557

For the years ended December 31, 2022, 2021 and 2020, the Company incurred CHF 15.8 million, CHF 17.9 million and CHF 18.6 million in general and administrative expenses, respectively. The decrease in 2022 compared with the prior year predominantly relates to certain transaction costs associated with our prior year asset acquisition which did not repeat in 2022 as well as a reduction in headcount.

For the years ended December 31, 2022, 2021 and 2020, the Company had 22.5, 27.3 and 26.7 FTEs in our general and administrative functions.

Financial result, net

	For the Year Ended
	December 31,
In CHF thousands	2022	2021	2020
Financial income	69	6,485	78
Financial expense	(355)	(581)	(184)
Exchange differences	393	113	(555)
Finance result, net	107	6,017	(661)

Our finance result primarily consists of interest expense associated with our short-term financial assets and lease liabilities as well as foreign currency exchange differences.

For the year ended December 31, 2022, the decrease in financial result, net related primarily to the prior year CHF 6.5 million gain on the conversion features related to the Company’s convertible notes due to certain Affiris affiliated entities that did not recur.